Not FDIC Insured May Lose Value No Bank Guarantee
TLGIM-Q1PH

Schedule of Investments
(unaudited)
Templeton Global Income Fund 2
Notes to Schedule of Investments 8

Templeton Global Income Fund
Schedule of Investments (unaudited), March 31, 2023
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 76.1%
Australia 5.6%
a
Australia Government Bond ,
Senior Bond, Reg S, 4.25%, 4/21/26 9,240,000 AUD $ 6,411,210
Senior Note, Reg S, 0.25%, 11/21/25 8,070,000 AUD 5,033,660
Senior Note, Reg S, 0.5%, 9/21/26 .. 25,110,000 AUD 15,441,460
26,886,330
Brazil 7.7%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 17,610,000 BRL 3,270,926
10%, 1/01/29 .................. 9,230,000 BRL 1,647,178
10%, 1/01/31 .................. 181,760,000 BRL 31,494,578
36,412,682
Colombia 7.6%
Colombia Titulos de Tesoreria ,
B, 10%, 7/24/24 ................ 3,818,900,000 COP 812,609
B, 6.25%, 11/26/25 .............. 36,550,000,000 COP 7,037,061
B, 7.5%, 8/26/26 ............... 55,340,300,000 COP 10,706,362
B, 5.75%, 11/03/27 .............. 11,877,000,000 COP 2,067,537
B, 6%, 4/28/28 ................. 38,035,000,000 COP 6,552,659
B, 7.75%, 9/18/30 .............. 26,363,700,000 COP 4,629,101
B, 7%, 3/26/31 ................. 8,119,500,000 COP 1,342,384
B, 7%, 6/30/32 ................. 14,091,000,000 COP 2,244,204
B, 6.25%, 7/09/36 .............. 4,714,000,000 COP 641,832
36,033,749
Dominican Republic 2.0%
a
Dominican Republic Government Bond ,
Senior Bond, 144A, 5.3%, 1/21/41 .. 5,430,000 4,246,160
Senior Bond, 144A, 6.4%, 6/05/49 .. 1,220,000 1,022,330
Senior Bond, 144A, 5.875%, 1/30/60 5,735,000 4,406,206
9,674,696
Ecuador 2.3%
a
Ecuador Government Bond ,
Senior Bond, 144A, 2.5%, 7/31/35 .. 21,006,000 7,090,749
Senior Bond, 144A, 1.5%, 7/31/40 .. 10,051,000 3,058,366
Senior Note, 144A, 5.5%, 7/31/30 .. 1,733,000 814,234
10,963,349
Egypt 2.5%
a
Egypt Government Bond ,
Senior Bond, 144A, 7.625%, 5/29/32 1,030,000 656,625
Senior Bond, 144A, 7.3%, 9/30/33 .. 4,630,000 2,854,812
Senior Bond, 144A, 8.5%, 1/31/47 .. 5,360,000 3,125,947
Senior Bond, 144A, 7.903%, 2/21/48 670,000 373,195
Senior Bond, 144A, 8.7%, 3/01/49 .. 510,000 299,766
Senior Bond, 144A, 8.875%, 5/29/50 2,150,000 1,274,329
Senior Bond, 144A, 8.75%, 9/30/51 . 4,310,000 2,530,728
Senior Bond, 144A, 7.5%, 2/16/61 .. 1,470,000 799,115
11,914,517
Germany 2.6%
a
Bundesobligation, Reg S, 10/18/24 ... 2,826,000 EUR 2,940,434
a
Bundesrepublik Deutschland, Reg S,
6.25%, 1/04/24 ................ 2,771,000 EUR 3,081,382

Templeton Global Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Germany (continued)
a
Bundesschatzanweisungen, Reg S,
0.4%, 9/13/24 ................. 6,133,000 EUR $ 6,432,052
12,453,868
Ghana 0.9%
b
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 5,898,343 GHS 448,007
PIK, 8.5%, 2/15/28 .............. 5,898,343 GHS 458,107
PIK, 8.65%, 2/13/29 ............. 5,780,400 GHS 439,283
PIK, 8.8%, 2/12/30 .............. 5,780,406 GHS 427,090
PIK, 8.95%, 2/11/31 ............. 5,321,596 GHS 385,693
PIK, 9.1%, 2/10/32 .............. 5,321,596 GHS 384,193
PIK, 9.25%, 2/08/33 ............. 5,321,596 GHS 381,881
PIK, 9.4%, 2/07/34 .............. 3,670,474 GHS 261,005
PIK, 9.55%, 2/06/35 ............. 3,670,474 GHS 259,040
PIK, 9.7%, 2/05/36 .............. 3,670,474 GHS 256,721
PIK, 9.85%, 2/03/37 ............. 3,670,474 GHS 256,391
PIK, 10%, 2/02/38 .............. 3,670,474 GHS 256,393
4,213,804
Hungary 4.2%
Hungary Government Bond ,
1%, 11/26/25 .................. 3,157,100,000 HUF 7,090,763
3%, 10/27/27 .................. 271,500,000 HUF 589,914
4.75%, 11/24/32 ................ 5,601,400,000 HUF 12,141,905
19,822,582
India 9.6%
India Government Bond ,
8.33%, 7/09/26 ................ 624,000,000 INR 7,835,968
7.26%, 1/14/29 ................ 1,500,000,000 INR 18,333,372
Senior Bond, 5.77%, 8/03/30 ...... 1,650,000,000 INR 18,383,296
Senior Bond, 7.26%, 8/22/32 ...... 81,300,000 INR 989,225
45,541,861
Indonesia 8.3%
Indonesia Government Bond ,
FR64, 6.125%, 5/15/28 .......... 162,800,000,000 IDR 10,717,255
FR71, 9%, 3/15/29 .............. 237,200,000,000 IDR 17,736,413
FR86, 5.5%, 4/15/26 ............ 92,382,000,000 IDR 6,012,577
c
FR96, 7%, 2/15/33 .............. 74,190,000,000 IDR 5,035,638
39,501,883
Malaysia 9.4%
Malaysia Government Bond ,
3.882%, 3/14/25 ................ 5,090,000 MYR 1,168,158
3.955%, 9/15/25 ................ 20,960,000 MYR 4,822,751
3.906%, 7/15/26 ................ 44,430,000 MYR 10,235,175
3.9%, 11/30/26 ................. 11,900,000 MYR 2,735,634
3.892%, 3/15/27 ................ 460,000 MYR 105,428
3.502%, 5/31/27 ................ 2,880,000 MYR 651,630
3.899%, 11/16/27 ............... 89,340,000 MYR 20,557,944
3.733%, 6/15/28 ................ 16,440,000 MYR 3,732,179
4.498%, 4/15/30 ................ 4,040,000 MYR 954,114
44,963,013

Templeton Global Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mexico 2.5%
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 197,470,000 MXN $ 9,995,747
M 20, Senior Bond, 8.5%, 5/31/29 .. 35,600,000 MXN 1,945,352
11,941,099
Mongolia 1.0%
a
Mongolia Government Bond ,
Senior Bond, 144A, 4.45%, 7/07/31 . 3,790,000 2,829,841
Senior Note, 144A, 5.125%, 4/07/26 . 600,000 532,500
Senior Note, 144A, 3.5%, 7/07/27 .. 1,690,000 1,352,000
4,714,341
Norway 1.5%
a
Norway Government Bond ,
Senior Bond, 144A, Reg S, 3%,
3/14/24 ...................... 30,878,000 NOK 2,940,743
Senior Bond, 144A, Reg S, 1.75%,
3/13/25 ...................... 28,937,000 NOK 2,694,054
Senior Bond, 144A, Reg S, 1.5%,
2/19/26 ...................... 17,165,000 NOK 1,573,593
7,208,390
Oman 0.9%
a
Oman Government Bond, Senior Bond,
144A, 4.75%, 6/15/26 ............ 4,190,000 4,102,345
Singapore 3.1%
Singapore Government Bond, 2.625%,
8/01/32 ...................... 19,960,000 SGD 14,615,061
Thailand 4.4%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 433,040,000 THB 12,482,306
1%, 6/17/27 ................... 224,500,000 THB 6,313,547
Senior Note, 0.66%, 11/22/23 ...... 68,690,000 THB 1,996,007
20,791,860
Total Foreign Government and Agency Securities (Cost $394,064,650) ............
361,755,430
U.S. Government and Agency Securities 11.1%
United States 11.1%
U.S. Treasury Notes ,
4.5%, 11/30/24 ................. 1,820,000 1,827,465
1.75%, 12/31/24 ................ 7,700,000 7,389,443
4.625%, 2/28/25 ................ 43,100,000 43,522,582
52,739,490
Total U.S. Government and Agency Securities (Cost $52,709,692) .................
52,739,490
Total Long Term Investments (Cost $446,774,342) ...............................
414,494,920

Templeton Global Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Short Term Investments 10.2%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 7.2%
Germany 1.8%
d
Germany Treasury Bills ,
a
Reg S, 9/20/23 ................. 523,000 EUR $ 559,713
a
Reg S, 10/18/23 ................ 7,622,000 EUR 8,137,922
8,697,635
Japan 4.1%
d
Japan Treasury Bills ,
9/20/23 ...................... 453,800,000 JPY 3,421,551
10/20/23 ..................... 627,900,000 JPY 4,734,696
12/20/23 ..................... 235,000,000 JPY 1,772,253
2/20/24 ...................... 1,253,300,000 JPY 9,452,147
19,380,647
Singapore 1.3%
d
Singapore Treasury Bills , 4/21/23 ....
8,350,000 SGD 6,262,260
Total Foreign Government and Agency Securities (Cost $33,427,197) ..............
34,340,542
Shares
Money Market Funds 3.0%
United States 3.0%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 4.371% ......... 14,218,760 14,218,760
Total Money Market Funds (Cost $14,218,760) ..................................
14,218,760
a a a a a
Total Short Term Investments (Cost $47,645,957 ) ................................
48,559,302
a a a
Total Investments (Cost $494,420,299) 97.4% ...................................
$463,054,222
Other Assets, less Liabilities 2.6% .............................................
12,096,726
Net Assets 100.0% ...........................................................
$475,150,948
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $96,615,471, representing 20.3% of net assets.
b
Income may be received in additional securities and/or cash.
c
A portion or all of the security purchased on a delayed delivery basis.
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At March 31, 2023, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 55,812,500 670,195 4/10/23 $ 8,831 $ —
Indian Rupee ...... HSBK Sell 55,812,500 678,613 4/10/23 — (413)
South Korean Won .. MSCO Buy 3,093,000,000 2,492,947 4/17/23 — (123,685)
Chilean Peso ...... GSCO Buy 948,990,000 1,134,803 4/18/23 57,732 —
Chilean Peso ...... GSCO Sell 948,990,000 1,165,807 4/18/23 — (26,728)
Chilean Peso ...... JPHQ Buy 2,292,596,735 2,796,532 4/20/23 83,969 —
Chilean Peso ...... JPHQ Sell 2,292,596,735 2,853,121 4/20/23 — (27,380)
British Pound ...... DBAB Sell 2,110,000 2,428,491 EUR 4/25/23 32,659 —
Euro ............. BZWS Buy 2,630,000 2,818,812 4/25/23 36,813 —
Euro ............. BZWS Sell 2,630,000 2,921,128 4/25/23 65,503 —
Euro ............. DBAB Buy 7,327,000 7,883,958 4/25/23 74,482 (2,865)
Euro ............. DBAB Sell 2,387,837 2,110,000 GBP 4/25/23 11,484 —
Euro ............. DBAB Sell 7,327,000 7,304,828 4/25/23 — (650,747)
South Korean Won .. CITI Buy 952,000,000 771,600 4/25/23 — (42,002)
Canadian Dollar .... HSBK Buy 42,327,446 31,719,852 5/03/23 — (388,178)
Canadian Dollar .... HSBK Sell 35,626,635 25,056,903 EUR 5/03/23 846,743 —
Euro ............. HSBK Sell 26,183,349 35,626,636 CAD 5/03/23 — (2,070,357)
Euro ............. JPHQ Buy 56,986 61,799 5/03/23 119 (17)
Euro ............. JPHQ Sell 56,986 57,122 5/03/23 — (4,779)
Chilean Peso ...... GSCO Buy 2,160,520,195 2,661,559 5/09/23 48,276 —
Chilean Peso ...... GSCO Sell 2,160,520,195 2,646,172 5/09/23 — (63,662)
Chilean Peso ...... MSCO Buy 1,630,680,000 2,034,154 5/17/23 9,081 —
Chilean Peso ...... MSCO Sell 1,444,000,000 1,767,983 5/17/23 — (41,343)
Chilean Peso ...... BAST Buy 16,891,500,000 17,782,960 5/22/23 3,368,762 —
South Korean Won .. MSCO Buy 6,223,400,000 4,816,239 5/22/23 — (38,709)
Japanese Yen ...... BOFA Buy 1,991,921,070 14,990,939 6/15/23 175,167 —
Japanese Yen ...... DBAB Buy 2,592,748,780 19,330,133 6/15/23 410,561 —
South Korean Won .. BNDP Buy 81,170,400,000 61,556,616 6/15/23 845,727 —
Japanese Yen ...... BOFA Buy 5,047,916,080 38,479,283 6/21/23 69,577 (80,524)
Japanese Yen ...... JPHQ Buy 588,073,610 4,433,774 6/21/23 47,721 —
Indian Rupee ...... HSBK Buy 55,812,500 675,059 7/10/23 760 —
Canadian Dollar .... JPHQ Buy 1,043,246 781,903 7/19/23 — (8,627)
Chilean Peso ...... GSCO Buy 2,262,230,732 2,265,412 7/26/23 537,480 —
Norwegian Krone ... DBAB Buy 144,930,000 13,858,953 9/11/23 83,877 —
Japanese Yen ...... BNDP Buy 560,110,460 4,286,778 9/20/23 38,855 —
New Zealand Dollar . CITI Buy 16,040,000 9,792,741 9/20/23 229,538 —
New Zealand Dollar . JPHQ Buy 2,720,000 1,661,022 9/20/23 38,516 —
Australian Dollar .... HSBK Buy 24,100,000 16,168,208 9/25/23 47,436 —
Total Forward Exchange Contracts ................................................... $7,169,669 $(3,570,016)
Net unrealized appreciation (depreciation) ............................................ $3,599,653
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Global Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At March 31, 2023, the Fund had the following interest rate swap contracts outstanding.
See A bbreviations on page 1 0 .
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.811% ... Annual 3/15/32 4,300,000 $ 466,425 $ — $ 466,425
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.176% ... Annual 3/28/32 1,840,000 146,589 — 146,589
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.257% ... Annual 3/30/32 1,840,000 142,437 — 142,437
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.253% ... Annual 3/31/32 1,850,000 140,404 — 140,404
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.418% ... Annual 4/11/32 2,560,000 164,835 — 164,835
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.463% ... Annual 4/18/32 940,000 57,260 — 57,260
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.541% ... Annual 4/19/32 520,000 28,152 — 28,152
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.549% ... Annual 4/19/32 1,250,000 66,797 — 66,797
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.67% .... Annual 4/21/32 1,240,000 53,315 — 53,315
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.645% ... Annual 5/16/32 350,000 16,487 — 16,487
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.741% ... Annual 5/19/32 1,175,000 45,568 — 45,568
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.662% ... Annual 6/02/32 1,536,000 76,556 — 76,556
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.989% ... Annual 6/30/32 1,190,000 27,940 — 27,940
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.612% ... Annual 7/07/32 1,197,000 63,273 — 63,273
Total Interest Rate Swap Contracts ............................... $1,496,038 $ — $1,496,038
*
In U.S. dollars unless otherwise indicated.

Templeton Global Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Global Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended March 31,
2023, the Fund held investments in affiliated management investment companies as follows:

Templeton Global Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $ 16,157,932 $ 153,120,204 $ (155,059,376) $ — $ — $ 14,218,760 14,218,760 $ 202,344
Total Affiliated Securities ... $16,157,932 $153,120,204 $(155,059,376) $— $— $14,218,760 $202,344
Level 1 Level 2 Level 3 Total
Templeton Global Income Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities .... $ — $ 361,755,430 $ — $ 361,755,430
U.S. Government and Agency Securities ....... — 52,739,490 — 52,739,490
Short Term Investments ................... 14,218,760 34,340,542 — 48,559,302
Total Investments in Securities ........... $14,218,760 $448,835,462 $— $463,054,222
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 7,169,669 $ — $ 7,169,669
Swap contracts ......................... — 1,496,038 — 1,496,038
Total Other Financial Instruments ......... $— $8,665,707 $— $8,665,707
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 3,570,016 $ — $ 3,570,016
Total Other Financial Instruments ......... $— $3,570,016 $— $3,570,016
3. Investments in Affiliated Management Investment Companies
(continued)

Templeton Global Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BAST
Banco Santander SA
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Selected Portfolio
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
Currency
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
EUR
Euro
GHS
Ghanaian Cedi
HUF
Hungarian Forint
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
SGD
Singapore Dollar
THB
Thai Baht
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.